Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2021	2020

Income tax expense using combined statutory rate of 26.5% (2020 - 26.5%, 2019 - 26.5%)	$55,386	$38,545
Permanent differences	749	820
Adjustments to tax liabilities for prior periods	610	882
Non-deductible stock-based compensation	3,908	3,081
Foreign, state and provincial tax rate differential	(8,047)	(7,463)
Other taxes	269	-
Provision for income taxes as reported	$52,875	$35,865

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2021	2020

Canada	$22,174	$19,166
United States	186,831	126,289
Total	$209,005	$145,455

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2021	2020

Current
Canada	$5,688	$3,300
United States	49,252	49,759
	54,940	53,059

Deferred
Canada	(195)	1,350
United States	(1,870)	(18,544)
	(2,065)	(17,194)

Total	$52,875	$35,865

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020

Deferred income tax assets
Loss carry-forwards	$2,203	$1,441
Expenses not currently deductible	37,809	39,415
Allowance for credit losses	5,108	5,535
Inventory and other reserves	894	865
	46,014	47,256

Deferred income tax liabilities
Depreciation and amortization	82,840	83,676
Basis differences of partnerships and other entities	1,151	769
Prepaid and other expenses deducted for tax purposes	1,607	1,505
	85,598	85,950

Net deferred income tax asset (liability) before valuation allowance	(39,584)	(38,694)
Valuation allowance	726	603

Net deferred income tax asset (liability)	$(40,310)	$(39,297)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2021	2020	2021	2020	2021	2020

Canada	$2,059	$1,364	$-	$-	$2,059	$1,364
United States	18,131	13,733	13,455	11,417	4,676	2,316